Appendix 6 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Type of Portfolio (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CLP ($) Customer	Dec. 31, 2016 CLP ($) Customer
Trade and Other Receivables [Line Items]
Gross Amount	$ 419,752,286	$ 445,071,856
Oficio Circular Official Bulletin No715
Trade and Other Receivables [Line Items]
Gross Amount	$ 419,752,286	$ 445,071,856
Oficio Circular Official Bulletin No715 | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	1,914,448	1,864,801
Gross Amount	$ 398,280,396	$ 405,185,257
Oficio Circular Official Bulletin No715 | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	96,770	99,429
Gross Amount	$ 18,676,954	$ 17,368,737
Oficio Circular Official Bulletin No715 | Gross Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	2,011,218	1,964,230
Gross Amount	$ 416,957,350	$ 422,553,994
Oficio Circular Official Bulletin No715 | Current Portfolio [Member]
Trade and Other Receivables [Line Items]
Gross Amount	$ 330,701,026	$ 342,836,256
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	1,145,472	1,157,940
Gross Amount	$ 288,681,858	$ 281,705,071
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	52,679	60,278
Gross Amount	$ 4,653,798	$ 5,850,339
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Gross Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	1,198,151	1,218,218
Gross Amount	$ 293,335,656	$ 287,555,410
Oficio Circular Official Bulletin No715 | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Gross Amount	$ 33,399,262	$ 33,897,290
Oficio Circular Official Bulletin No715 | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	451,929	414,617
Gross Amount	$ 30,202,328	$ 30,167,962
Oficio Circular Official Bulletin No715 | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	22,869	22,459
Gross Amount	$ 3,428,065	$ 3,951,138
Oficio Circular Official Bulletin No715 | 1-30 days [Member] | Gross Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	474,798	437,076
Gross Amount	$ 33,630,393	$ 34,119,100
Oficio Circular Official Bulletin No715 | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Gross Amount	$ 17,293,165	$ 14,268,110
Oficio Circular Official Bulletin No715 | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	133,114	107,539
Gross Amount	$ 15,573,493	$ 12,724,070
Oficio Circular Official Bulletin No715 | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	8,780	8,312
Gross Amount	$ 1,933,127	$ 1,756,446
Oficio Circular Official Bulletin No715 | 31-60 days [Member] | Gross Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	141,894	115,851
Gross Amount	$ 17,506,620	$ 14,480,516
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member]
Trade and Other Receivables [Line Items]
Gross Amount	$ 3,796,047	$ 4,094,395
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	22,305	18,344
Gross Amount	$ 3,228,258	$ 3,813,933
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	2,795	2,128
Gross Amount	$ 767,886	$ 448,919
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member] | Gross Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	25,100	20,472
Gross Amount	$ 3,996,144	$ 4,262,852
Oficio Circular Official Bulletin No715 | 91 - 120 days [Member]
Trade and Other Receivables [Line Items]
Gross Amount	$ 1,965,584	$ 2,155,961
Oficio Circular Official Bulletin No715 | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	9,505	8,987
Gross Amount	$ 1,817,086	$ 1,978,892
Oficio Circular Official Bulletin No715 | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	1,422	1,049
Gross Amount	$ 372,319	$ 286,640
Oficio Circular Official Bulletin No715 | 91 - 120 days [Member] | Gross Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	10,927	10,036
Gross Amount	$ 2,189,405	$ 2,265,532
Oficio Circular Official Bulletin No715 | One hundred and twenty one to three Hundred sixty five days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	7,118	5,866
Gross Amount	$ 4,216,619	$ 5,753,020
Oficio Circular Official Bulletin No715 | One hundred and twenty one to three Hundred sixty five days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	1,093	656
Gross Amount	$ 348,718	$ 230,854
Oficio Circular Official Bulletin No715 | One hundred and twenty one to three Hundred sixty five days [Member] | Gross Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	8,211	6,522
Gross Amount	$ 4,565,337	$ 5,983,874
Oficio Circular Official Bulletin No715 | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Gross Amount	$ 2,654,063	$ 2,766,214
Oficio Circular Official Bulletin No715 | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	5,333	4,671
Gross Amount	$ 2,526,954	$ 2,415,755
Oficio Circular Official Bulletin No715 | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	699	442
Gross Amount	$ 334,627	$ 525,184
Oficio Circular Official Bulletin No715 | 151-180 days [Member] | Gross Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	6,032	5,113
Gross Amount	$ 2,861,581	$ 2,940,939
Oficio Circular Official Bulletin No715 | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Gross Amount	$ 1,556,493	$ 1,360,066
Oficio Circular Official Bulletin No715 | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	10,103	20,001
Gross Amount	$ 2,127,005	$ 2,016,444
Oficio Circular Official Bulletin No715 | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	446	275
Gross Amount	$ 343,968	$ 109,839
Oficio Circular Official Bulletin No715 | 181-210 days [Member] | Gross Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	10,549	20,276
Gross Amount	$ 2,470,973	$ 2,126,283
Oficio Circular Official Bulletin No715 | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Gross Amount	$ 1,663,913	$ 4,143,730
Oficio Circular Official Bulletin No715 | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	3,979	3,535
Gross Amount	$ 1,599,571	$ 4,163,062
Oficio Circular Official Bulletin No715 | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	394	217
Gross Amount	$ 197,387	$ 83,669
Oficio Circular Official Bulletin No715 | 211-250 days [Member] | Gross Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	4,373	3,752
Gross Amount	$ 1,796,958	$ 4,246,731
Oficio Circular Official Bulletin No715 | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Gross Amount	$ 22,334,185	$ 33,676,870
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	125,590	123,301
Gross Amount	$ 48,307,224	$ 60,447,048
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	5,593	3,613
Gross Amount	$ 6,297,059	$ 4,125,709
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Gross Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of Customers | Customer	131,183	126,914
Gross Amount	$ 54,604,283	$ 64,572,757